Business Combination (Tables)	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

The allocation of purchase price was recorded to the tangible and intangible assets acquired and liabilities assumed based on their fair values as of the acquisition date and adjusted certain items as noted below. The final purchase price allocation was as follows:

	Preliminary Purchase Price Allocation	Adjustments	Final Purchase Price Allocation
	Dollars in millions	Dollars in millions	Dollars in millions
Cash and cash equivalents	$8	$—	$8
Accounts receivable and other:
Trade, net	28	(15)	13
Other receivables and prepaid expenses	4	(4)	—
Inventories	19	—	19
Property, plant and equipment, net	9	—	9
Intangible assets	44	20	64
Deferred tax assets	6	(6)	—
Right-of-use asset	3	—	3
Goodwill	10	—	10
Total assets acquired	131	(5)	126
Accounts payable:
Trade payables	21	(4)	17
Other current liabilities	6	4	10
Right-of-use liability	4	—	4
Total liabilities assumed	31	—	31
Total consideration transferred	$100	$(5)	$95

Schedule of Estimated Useful Lives and Fair Values of Identifiable Intangible Assets

The estimated useful lives and fair values of the identifiable intangible assets at acquisition date were as follows:

	Weighted-Average Useful Life - Years	Estimated Fair Values
		Dollars in millions
Brand	15	$60.8
Non-Compete	3	3.0
		$63.8

Schedule of Unaudited Pro Forma Information	The unaudited pro forma information presented below is for informational purposes only and do not purport to be indicative of the consolidated results of operations had the acquisitions actually occurred at the beginning of applicable comparable prior reporting period or of the results of future operations of the consolidated business. Since the Company's financial results for the year ended March 31, 2022, reflect only one month of Alchemee's actual results, the impact is immaterial. The following table summarizes certain of our supplemental pro forma financial information for the years ended March 31, 2022 and 2021 as if the acquisition of Alchemee had occurred as of April 1, 2020.

	Years ended March 31,
	2022	2021
	Unaudited	Unaudited
Revenues	$736,875	$738,211
Net income (loss)	41,118	(398,799)